Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors Preferred Trust
Entity Central Index Key	0001556505
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000212830
Shareholder Report [Line Items]
Fund Name	Hundredfold Select Alternative Fund
Trading Symbol	SFHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Hundredfold Select Alternative Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at hundredfoldselect.com/index.php/investor-materials. You can also request this information by contacting us at (855) 582-8006.
Additional Information Phone Number	(855) 582-8006
Additional Information Website	hundredfoldselect.com/index.php/investor-materials
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$231	2.23%

Expenses Paid, Amount	$ 231
Expense Ratio, Percent	2.23%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Hundredfold Select Alternative Fund	6.75%	2.81%	7.24%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
S&P 500® Index	20.38%	12.79%	15.37%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 582-8006.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 132,461,114
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 1,400,785
InvestmentCompanyPortfolioTurnover	285.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$132,461,114
Number of Portfolio Holdings	23
Advisory Fee	$1,400,785
Portfolio Turnover	285%

Holdings [Text Block]

Investment Model Exposure 1.73 (1=100%)

(value greater than 1 indicates use of leverage)

Pie chart indexed to 100%, net exposure

Table Summary
Value	Value
Alternative Other	80.65
Bond Other	77.48
High Yield Bond	10.03
Equity	4.90

Portfolio Allocation (% of total (including notional) exposure)

Table Summary
High Yield Bond	10.03%
Bond Other	77.48%
Alternative Other	80.65%
Equity	4.90%
173.06%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
PGIM Securitized Credit Fund, Class Z	11.9%
Ambassador Fund, Institutional Class	10.7%
Putnam Mortgage Opportunities Fund, Class R6	10.4%
AQR Diversifying Strategies Fund, Class R6	10.4%
AQR Equity Market Neutral Fund, Class R6	10.2%
Guggenheim Floating Rate Strategies Fund, Institutional Class	10.1%
AQR Trend Total Return Fund, Class I	5.2%
Federated Hermes MDT Market Neutral Fund, Institutional Shares	5.1%
Virtus Seix Floating Rate High Income Fund, Class R6, Class R6	5.0%
First American Government Obligations Fund Class X	1.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended August 31, 2026.
C000212831
Shareholder Report [Line Items]
Fund Name	Hundredfold Select Alternative Fund
Trading Symbol	HFSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Hundredfold Select Alternative Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at hundredfoldselect.com/index.php/investor-materials. You can also request this information by contacting us at (855) 582-8006.
Additional Information Phone Number	(855) 582-8006
Additional Information Website	hundredfoldselect.com/index.php/investor-materials
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$135	1.30%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.30%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Hundredfold Select Alternative Fund	7.74%	3.77%	8.23%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
S&P 500® Index	20.38%	12.79%	15.37%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 582-8006.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 132,461,114
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 1,400,785
InvestmentCompanyPortfolioTurnover	285.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$132,461,114
Number of Portfolio Holdings	23
Advisory Fee	$1,400,785
Portfolio Turnover	285%

Holdings [Text Block]

Investment Model Exposure 1.73 (1=100%)

(value greater than 1 indicates use of leverage)

Pie chart indexed to 100%, net exposure

Table Summary
Value	Value
Alternative Other	80.65
Bond Other	77.48
High Yield Bond	10.03
Equity	4.90

Portfolio Allocation (% of total (including notional) exposure)

Table Summary
High Yield Bond	10.03%
Bond Other	77.48%
Alternative Other	80.65%
Equity	4.90%
173.06%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
PGIM Securitized Credit Fund, Class Z	11.9%
Ambassador Fund, Institutional Class	10.7%
Putnam Mortgage Opportunities Fund, Class R6	10.4%
AQR Diversifying Strategies Fund, Class R6	10.4%
AQR Equity Market Neutral Fund, Class R6	10.2%
Guggenheim Floating Rate Strategies Fund, Institutional Class	10.1%
AQR Trend Total Return Fund, Class I	5.2%
Federated Hermes MDT Market Neutral Fund, Institutional Shares	5.1%
Virtus Seix Floating Rate High Income Fund, Class R6, Class R6	5.0%
First American Government Obligations Fund Class X	1.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended August 31, 2026.